Risk Management Section - Schedule of Exposure classes: ING Bank Portfolio Per Risk Category - Additional Information (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of credit risk exposure [line items]
Percentage of increase in portfolio size	7.50%
Outstanding amount in portfolio	€ 831,605,000,000	€ 773,636,000,000
Poland [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	32,244,000,000
Spain [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	30,156,000,000
United Kingdom [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	28,610,000,000
Luxembourg [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	23,540,000,000
Italy [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	€ 19,948,000,000
Lending [Member]
Disclosure of credit risk exposure [line items]
Percentage of increase in portfolio size	8.90%
Investments [member]
Disclosure of credit risk exposure [line items]
Depreciation in currency value	(5.60%)
Pre-settlement [member]
Disclosure of credit risk exposure [line items]
Percentage of increase in portfolio size	15.50%
Outstanding amount in portfolio	€ 51,620,000,000	44,685,000,000
Retail Benelux [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	€ 227,992,000,000	225,002,000,000
Rating class concentration increase or (decrease) percentage	(9.60%)
Retail Netherlands [Member]
Disclosure of credit risk exposure [line items]
Rating class concentration increase or (decrease) percentage	(18.70%)
Retail Challengers & Growth Markets [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	€ 201,800,000,000	199,033,000,000
AAA credit Grades [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	€ 71,368,000,000	42,237,000,000
Rating class concentration increase or (decrease) percentage	69.00%
AAA credit Grades [Member] | Retail Benelux [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	€ 466,000,000	482,000,000
AAA credit Grades [Member] | Retail Challengers & Growth Markets [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	16,390,000,000	14,803,000,000
Investment grade [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	€ 558,894,000,000	494,183,000,000
Rating class concentration increase or (decrease) percentage	13.10%
Non-investment grade [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	€ 256,026,000,000	261,105,000,000
Rating class concentration increase or (decrease) percentage	(1.90%)
Substandard grade [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	€ 5,556,000,000	5,838,000,000
Rating class concentration increase or (decrease) percentage	(4.80%)
Non-performing grade [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	€ 11,129,000,000	€ 12,510,000,000
Rating class concentration increase or (decrease) percentage	(11.10%)
US Dollar
Disclosure of credit risk exposure [line items]
Appreciation in currency value	5.00%
Australian Dollar
Disclosure of credit risk exposure [line items]
Depreciation in currency value	(5.40%)
Turkey, New Lira
Disclosure of credit risk exposure [line items]
Depreciation in currency value	(25.10%)
Poland, Zlotych
Disclosure of credit risk exposure [line items]
Depreciation in currency value	(2.80%)